INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2017
INVENTORIES
Schedule of the components of inventories

	Thousands of Yen
	2016	2017

Merchandise	¥2,169	¥69,397
Supplies	6,833	4,073
Total	9,002	73,470